UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Sims Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

David C. Sims, Vice President
Sims Capital Management LLC
225 East Mason Street, Suite 802
Milwaukee, WI, 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund: Sims Total Return Fund

Period: July 1, 2017 - June 30, 2018

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Abbott Laboratories	4/27/2018	7,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Proposal to reappoint Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

For	For	3. Proposal on advisory vote to approve executive compensation		Issuer

For	Against	4. Proposal on Independent Board Chairman		Security Holder

American Express Company	5/7/2018	3,000	025816109	AXP

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 13 Nominees		Issuer

For	For	2. Proposal to reappoint PricewaterhouseCoopers as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

For	For	3. Proposal on advisory vote to approve executive compensation		Issuer

For	Against	4. Proposal relating to action by written consent		Security Holder

For	Against	5. Proposal on Independent Board Chairman		Security Holder

Automatic Data Processing, Inc.	11/7/2017	4,000	053015103	ADP

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	Against	1. DIRECTORS / All, except Eric Fast, Glenn Hubbard, and John Jones; For William Ackman.		Security Holder

For	Against	2. Proposal to modify bylaws.		Security Holder

For	For	3. Proposal to reappoint Deloitte as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

1-year	1-year	4. Proposal on frequency of votes on executive compensation		Issuer

Against	For	5. Proposal on executive compensation		Issuer

AutoZone, Inc.	12/20/2017	375	053332102	AZO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 10 Nominees		Issuer

For	For	2. Proposal to reappoint Ernst & Young LLP as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

Against	For	3. Proposal on advisory vote to approve executive compensation		Issuer

1-year	1-year	4. Proposal on frequency of executive compensation vote		Issuer

Cisco Systems, Inc.	12/11/2017	5,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 11 Nominees		Issuer

Against	For	2. Proposal on amendment to incentive plan.		Issuer

Against	For	3. Proposal on executive incentive plan.		Issuer

Against	For	4. Proposal on advisory vote to approve executive compensation		Issuer

1-year	1-year	5. Proposal on frequency of executive compensation votes		Issuer

For	For	6. Proposal to reappoint PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

For	Against	6. Proposal to request an annual report about lobbying activities.		Shareholder

Colgate-Palmolive Company	5/11/2018	19,400	194162103	CL

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 10 Nominees		Issuer

For	For	2. Proposal to reappoint PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year 2018.		Issuer

Against	For	3. Proposal for executive compensation approval.		Issuer

For	Against	4. Proposal on 10% threshold to call special shareholder meetings.		Shareholder

Diamond Hill Investment Group	5/2/2018	2,000	25264R207	DHFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 5 Nominees		Issuer

For	For	2. Proposal to ratify the appointment of auditors.		Issuer

For	For	3. Proposal for advisory vote for executive compensation.		Issuer

General Electric	4/25/2018	11,000	369604103	GE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Proposal for advisory vote for executive compensation.		Issuer

For	For	3. Proposal for the approval of stock purchase plan.		Issuer

For	For	4. Proposal to ratify the appointment of auditors.		Issuer

For	Against	5. Proposal for independent board chairman.		Shareholder

Against	Against	6. Proposal to adopt cumulative voting.		Shareholder

Against	Against	7. Proposal to deduct impact of stock buybacks from executive pay.		Shareholder

Against	Against	8. Proposal to issue report on political lobbying and contributions.		Shareholder

Against	Against	9. Proposal to issue report on stock buybacks.		Shareholder

Against	Against	10. Proposal to permit shareholder action by written consent.		Shareholder

O'Reilly Automotive, Inc.	5/8/2018	1,000	053332102	ORLY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 9 Nominees		Issuer

For	For	2. Proposal for approval of executive compensation.		Issuer

For	For	3. Proposal to ratify the appointment of auditors.		Issuer

Against	Against	4. Proposal entitled "Special Shareholder Meeting Improvement".		Shareholder

Pfizer Inc.	4/26/2018	7,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Ratification of the Independent Auditor		Issuer

Against	For	3. Proposal for approval of executive compensation.		Issuer

For	For	4. Proposal to approve the stock plan.		Issuer

Against	Against	5. Shareholder proposal regarding action by written consent.		Shareholder

For	For	6. Proposal to implement independent board chairman policy.		Shareholder

Against	Against	7. Shareholder proposal regarding report on lobbying activities.		Shareholder

White Mountains Insurance	5/24/2018	444	G9618E107	WTM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
Unvoted	For	1. DIRECTORS / All 3 Nominees		Issuer

Unvoted	For	2. Proposal for approval of executive compensation.		Issuer

Unvoted	For	3. Ratification of the Independent Auditor		Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sims Total Return Fund, Inc.

By (Signature and Title)	/s/ David C. Sims, Principal Financial Officer

Date August 23, 2018